REVENUE FROM CONTRACTS WITH CUSTOMERS - Schedule of geographic breakdown of revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 6,566.2	$ 5,183.3	$ 4,400.4
Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,125.6	1,859.0	1,745.6
EMEA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,805.8	1,513.4	1,457.6
Greater China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,861.9	1,298.1	844.8
Asia Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 772.9	$ 512.8	$ 352.4
USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenue	22.50%	26.00%	29.40%
Mainland China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenue	27.00%	23.60%	18.20%